UAM FUNDS                         CAMBIAR OPPORTUNITY PORTFOLIO


                                  INSTITUTIONAL CLASS SHARES

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          PROSPECTUS -- APRIL 8, 1998, AS AMENDED JUNE 30, 1998

  UAM Funds Trust (the "Fund") is an open-end, management investment company known as a "mutual fund". The Fund consists of multiple series of shares (known as "Portfolios"), each of which has different investment objectives and policies. The Cambiar Opportunity Portfolio currently offers only one class of shares. The securities offered in this Prospectus are Institutional Class Shares of a diversified, no-load Portfolio of the Fund managed by Cambiar In-vestors, Inc.

  CAMBIAR OPPORTUNITY PORTFOLIO. The objective of Cambiar Opportunity Portfo-lio (the "Portfolio") is to provide capital growth and preservation by invest-ing primarily in common stocks. The Portfolio seeks to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk with positive upside potential.

  There can be no assurance that the Portfolio will achieve its stated objec-tive.

  Keep this Prospectus for future reference. It contains information that you should know before you invest. A "Statement of Additional Information" ("SAI") containing additional information about the Portfolio has been filed with the Securities and Exchange Commission. The SAI is dated April 8, 1998, as amended June 30, 1998, and has been incorporated by reference into this Prospectus. For a free copy of the SAI, contact the UAM Funds Service Center at 1-800-638-7983.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

Estimated Fund Expenses.....................................................   1
Prospectus Summary..........................................................   3
Risk Factors................................................................   4
Investment Objective........................................................   4
Investment Policies.........................................................   4
Other Investment Policies...................................................   5
Investment Limitations......................................................   9
Purchase of Shares..........................................................  10
Redemption of Shares........................................................  14
Shareholder Services........................................................  16
Valuation of Shares.........................................................  18
Performance Calculations....................................................  18
Dividends, Capital Gains Distributions and Taxes............................  19
Investment Adviser..........................................................  20
Adviser's Historical Performance............................................  21
Administrative Services.....................................................  23
Distributor.................................................................  24
Portfolio Transactions......................................................  24
General Information.........................................................  25
UAM Funds -- Institutional Class Shares.....................................  26

                            ESTIMATED FUND EXPENSES

  The following table illustrates expenses and fees that a shareholder of the Portfolio's Institutional Class Shares will incur. The Portfolio does not charge shareholder transaction fees. However, transaction fees may be charged if a broker-dealer or other financial intermediary deals with the Fund on your behalf. (See "PURCHASE OF SHARES.")

                       SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases............................................ NONE
Sales Load Imposed on Reinvested Dividends................................. NONE
Deferred Sales Load........................................................ NONE
Redemption Fees............................................................ NONE
Exchange Fee............................................................... NONE

                   ESTIMATED ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Investment Advisory Fees (After Fee Waiver).............................. 0.77%
12b-1 Fees...............................................................  NONE
Other Expenses........................................................... 0.53%
                                                                          ------
Total Operating Expenses (After Fee Waiver).............................. 1.30%+
                                                                          ======

-----------

+ Absent the fee waiver and expenses assumed by the Adviser, Investment Advi-sory Fees and Total Operating Expenses would be 1.00% and 1.53%, respective-ly.

  The table above shows various fees and expenses that a shareholder of the Portfolio would bear directly or indirectly. The expenses and fees set forth above are based on estimated amounts for its first year of operations, based upon assumed average daily assets of $25 million. The effect of expense off-sets is excluded.

  The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio, if necessary, in order to reduce its expense ratio. As of the date of this Prospectus, the Ad-viser has agreed to keep the Portfolio's Institutional Class Shares from ex-ceeding 1.30% of average daily net assets.

EXAMPLE
  The following example illustrates expenses a shareholder would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the ta-ble above, the Portfolio charges no redemption fees of any kind.

                                                                1 YEAR 3 YEARS
                                                                ------ -------
    Cambiar Opportunity Portfolio Institutional Class Shares...  $13     $41

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EX-PENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              PROSPECTUS SUMMARY

INVESTMENT ADVISER
  Cambiar Investors, Inc., (the "Adviser") a Colorado corporation formed in 1973, serves as investment adviser to Cambiar Opportunity Portfolio. The Ad-viser provides investment management services to corporations, foundations, endowments, pension and profit-sharing plans, trusts, estates and other insti-tutions and individuals. (See "INVESTMENT ADVISER.")

PURCHASE OF SHARES
  Shares of the Portfolio are offered through UAM Fund Distributors, Inc. (the "Distributor") to investors at net asset value without a sales commission. Share purchases may be made by sending investments directly to the Fund. The minimum initial investment is $2,500. The minimum for subsequent investments is $100. The minimum initial investment for IRA accounts is $500. The minimum initial investment for spousal IRA accounts is $250. Certain exceptions to the initial or minimum investment amounts may be permitted by the officers of the Fund. (See "PURCHASE OF SHARES.")

DIVIDENDS AND DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net invest-ment income in quarterly dividends. The Portfolio will distribute any realized net capital gains annually. Distributions will be reinvested in Portfolio shares automatically unless an investor elects to receive cash distributions. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

REDEMPTIONS AND EXCHANGES
  Shares of the Portfolio may be redeemed at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemp-tion request. The redemption price maybe more or less than the purchase price. Shares of the Portfolio may be exchanged for shares of the same class of any other Portfolio of the UAM Funds. (See "REDEMPTION OF SHARES" and "EXCHANGE PRIVILEGE.")

ADMINISTRATIVE SERVICES
  UAM Fund Services Inc. ("UAMFSI"), a wholly-owned subsidiary of United Asset Management Corporation, is responsible for performing and overseeing adminis-tration, fund accounting, dividend disbursing and transfer agency services provided to the Fund and its Portfolios by third-party service providers. (See "ADMINISTRATIVE SERVICES.")

                                 RISK FACTORS
  The value of the Portfolio's shares can be expected to fluctuate in response to changes in market and economic conditions as well as the financial condi-tions and prospects of the issuers in which the Portfolio invests. Prospective investors should consider the following: (1) The Portfolio may invest in Amer-ican Depositary Receipts ("ADRs") which are U.S. domestic securities repre-senting ownership rights in foreign companies (See "OTHER INVESTMENT POLI-CIES"); (2) The Portfolio may invest a portion of its assets in derivatives including futures contracts and options (See "OTHER INVESTMENT POLICIES"); (3) In general, the Portfolio will not trade for short-term profits, however, when circumstances warrant, investments may be sold without regard to the length of time held. High rates of portfolio turnover may result in additional transac-tion costs and the realization of capital gains. (See "OTHER INVESTMENT POLI-CIES"); and (4) The Portfolio may use various investment practices, that in-volve special consideration, including investing in repurchase agreements, when-issued, forward delivery and delayed settlement securities and lending of securities. (See "OTHER INVESTMENT POLICIES").

                             INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is to provide capital growth and preservation by investing primarily in common stocks. The Portfolio seeks to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk with positive upside po-tential.

  There can be no assurance that the Portfolio will achieve its stated objec-tive.

                              INVESTMENT POLICIES

  The Portfolio seeks to achieve its objective by investing at least 65% of its assets, under normal circumstances, in a diversified portfolio of common stocks of companies that are relatively large in terms of revenues and assets with market capitalizations in excess of $500 million at the time of initial purchase. The Portfolio may also invest in convertible bonds or convertible preferred stocks.

  The Adviser pursues a relative value philosophy investing in stocks of com-panies that possess above-average financial characteristics in terms of bal-ance sheet strength and profitability measures and are attractively valued relative to the market and to the prices at which such stocks have sold on a historical basis.

  The Adviser's investment professionals work as a team in the development of investment decisions. Using fundamental analysis, the investment team selects quality companies that are selling at the low end of their historical relative valuation levels based on price/earnings, price/book, price/sales, and price/cash flow analysis. In addition to these quantitative factors, the Ad-viser is looking for companies experiencing positive developments not yet rec-ognized by the market and exhibiting a 50% appreciation potential within 12 to 18 months (although it is not always realized). Market timing is not a part of the Adviser's investment strategy.

  A stock may be sold for the following reasons: (1) positive developments re-alized--target price achieved; (2) stock price moves too far too fast; (3) stock becomes overweighted; and (4) positive developments fail to unfold.

  The Adviser anticipates that the majority of the investments in the Portfo-lio will be in U.S. based companies. However, from time to time, shares of foreign based companies may be purchased if they pass the selection process outlined above. The Portfolio may invest up to 25% of its assets in shares of foreign based companies through sponsored American Depositary Receipts ("ADRs") which are U.S. domestic securities representing ownership rights in foreign companies. In addition, money market instruments will be utilized and at times may exceed 5% of the total Portfolio.

                           OTHER INVESTMENT POLICIES

SHORT-TERM INVESTMENTS
  In order to earn a return on uninvested assets, meet anticipated redemp-tions, or for temporary defensive purposes, the Portfolio may invest a portion of its assets in domestic and foreign money market instruments including cer-tificates of deposit, bankers acceptances, time deposits, U.S. Government ob-ligations, U.S. Government agency securities, short-term corporate debt secu-rities, and commercial paper rated A-1 or A-2 by Standard & Poor's Ratings Services ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or if unrated, determined by the Adviser to be of comparable qual-ity.

  The Fund has received permission from the Securities and Exchange Commission (the "SEC") to deposit the daily uninvested cash balances of the Fund's Port-folios, as well as cash for investment purposes, into one or more joint ac-counts and to invest the daily balance of the joint accounts in the following short-term investments: fully collateralized repurchase agreements, interest-bearing or discounted commercial paper including dollar-denominated commercial paper of foreign issuers, and any other short-term money market instruments including variable rate demand notes and tax-exempt money instruments. By en-tering into these investments on a joint basis, a Portfolio may earn a higher rate of return on investments relative to what it could earn individually.

  The Fund has received permission from the SEC for each of its Portfolios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio. (See "INVESTMENT COMPA-NIES.")

REPURCHASE AGREEMENTS
  The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit, and certain bankers' accept-ances and other securities outlined above under "SHORT-TERM INVESTMENTS." In a repur-chase agreement, a Portfolio buys a security and simultaneously commits to sell it back at an agreed upon price plus an agreed upon market rate of inter-est. Under a repurchase agreement, the seller is also required to maintain the value of securities subject to the agreement at not less than 100% of the re-purchase price. The value of the securities will be evaluated daily, and the Adviser will, if necessary, require the seller to maintain additional securi-ties to ensure that the value is in compliance with the previous sentence.

  The use of repurchase agreements involves certain risks. For example, a de-fault by the seller under an agreement may cause a Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Portfolio might also incur disposition costs in liquidating the collateral. While the Fund's management acknowledges these risks, it is ex-pected that they can be controlled through stringent security selection crite-ria and careful monitoring procedures.

  The Fund has received permission from the SEC to pool daily uninvested cash balances of the Fund's Portfolios in order to invest in repurchase agreements on a joint basis. By entering into joint repurchase agreements, a Portfolio may incur lower transaction costs and earn higher rates of interest on joint repurchase agreements. Each Portfolio's contribution would determine its re-turn from a joint repurchase agreement. (See "SHORT-TERM INVESTMENTS.")

LENDING OF SECURITIES

  The Portfolio may lend its investment securities to qualified institutional investors as a means of earning income. The Portfolio will not loan securities to the extent that greater than one-third of its total assets at fair market value would be committed to loans. During the term of a loan, the Portfolio is subject to a gain or loss depending on any increase or decrease in the market price of the securities loaned. Lending of securities is subject to review by the Fund's Board of Trustees. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered by the Adviser in making decisions about securities lending.

  An investment company may pay reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by its Board of Trustees. The Portfolio will continue to retain any voting rights with respect to loaned securities. If a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

WHEN-ISSUED, FORWARD DELIVERY AND DELAYED SETTLEMENT SECURITIES
  The Portfolio may purchase and sell securities on a "when-issued," "delayed settlement," or "forward delivery" basis. "When-issued" or "forward delivery" refers to securities whose terms and indenture are available, and for which a market exists, but which are not available for immediate delivery. When-issued and forward delivery transactions may be expected to occur a month or more before delivery is due. "Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a Portfolio until it receives delivery or payment from the other party to any of the above transactions. It is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will maintain a separate account of cash or liquid securities at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typ-ically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery is made although the Portfolio may earn income on securities it has deposited in a segregated account.

  The Portfolio may engage in these types of purchases in order to buy securi-ties that fit with its investment objective at attractive prices--not to in-crease its investment leverage.

PORTFOLIO TURNOVER
  Portfolio turnover is not anticipated to exceed 50%. In addition to portfo-lio trading costs, higher rates of portfolio turnover may result in the reali-zation of capital gains. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX-ES" for information on taxation). The Portfolio will not normally engage in short-term trading, but reserves the right to do so.

INVESTMENT COMPANIES
  The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of the Portfolio's total as-sets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment com-pany. The Portfolio will indirectly bear its proportionate share of any man-agement fees paid by an investment company in which it invests in addition to the advisory fee paid by the Portfolio.

  The Fund has received permission from the SEC to allow each of its Portfo-lios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio provided that the investment is consistent with the Portfolio's investment policies and re-strictions. Based upon the Portfolio's assets invested in the DSI Money Market Portfolio, the investing Portfolio's adviser will waive its investment advi-sory fee and any other fees earned as a result of the Portfolio's investment in the DSI Money Market Portfolio. The investing Portfolio will bear expenses of the DSI Money Market Portfolio on the same basis as all of its other share-holders.

FOREIGN SECURITIES ("ADRS")
  The Portfolio may invest up to 25% of its assets, under normal circumstanc-es, in securities of foreign issuers through use of American Depositary Re-ceipts ("ADRs"). These types of investment entail risks in addition to those involved in investments in securities of domestic issues. Investing in foreign securities through ADRs may represent a greater degree of risk than investing in domestic securities due to possible exchange rate fluctuations possible ex-change controls, less publicly-available information, more volatile markets, less securities regulation, less favorable tax provisions (including possible withholding taxes), war or expropriation. In particular, the dollar value of portfolio securities of non-U.S. issuers fluctuates with changes in market and economic conditions abroad and with changes in relative currency values.

  ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or pool of se-curities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs may be "sponsored" or "unsponsored". Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored ADR generally bear all the costs associated with establishing the unsponsored ADR. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communica-tions received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited security or pool of securities. For additional information regarding foreign securities, please see the Portfolio's SAI.

FUTURES CONTRACTS AND OPTIONS
  In order to remain fully invested, and to reduce transaction costs, the Portfolio may invest in futures and options and interest rate futures con-tracts. Because transaction costs associated with futures and options may be lower than the costs of investing in the securities directly, it is expected that use of index futures and options to facilitate cash flows may reduce the Portfolio's overall transaction costs. The Portfolio may enter into futures contracts provided that not more than 5% of its total assets are at the time of acquisition required as margin deposit to secure obligations under such contracts. The Portfolio will engage in futures and options transactions for hedging purposes only and not for speculative purposes.

  Futures and options can be volatile and involve various degrees and types of risk. If the Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with its investments, use of futures and options contracts could result in a loss. The Portfolio could also suffer losses if it is unable to liquidate its position due to an illiquid secondary market. In the opinion of the Trustees of the Fund, the risk that the Portfo-lio will be unable to close out a futures position or options contract will be minimized only by entering into futures con-tracts or options transactions traded on national exchanges and for which there appears to be a liquid secondary market.

RESTRICTED SECURITIES
  The Portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified in-stitutional investors under Rule 144A of the Securities Act of 1933 (the "1933 Act"). Under the supervision of the Fund's Board of Trustees, the Adviser de-termines the liquidity of such investments by considering all relevant fac-tors. Provided that a dealer or institutional trading market in such securi-ties exists, these restricted securities are not treated as illiquid securi-ties for purposes of a Portfolio's investment limitations. The Portfolio may also invest up to 15% of its net assets in illiquid securities. Prices real-ized from sales of these securities could be more or less than those origi-nally paid by the Portfolio or less than what may be considered the fair value of such securities.

  Except as specified above and as described under "INVESTMENT LIMITATIONS," the foregoing investment policies are not fundamental and the Trustees may change such policies without an affirmative vote of a majority of the out-standing voting securities of the Portfolio, as defined in the Investment Com-pany Act of 1940 ("1940 Act").

                            INVESTMENT LIMITATIONS

  The Portfolio will not:
  (a) with respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and in-terest by the U.S. Government or any agency or instrumentality there-
      of);
  (b) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;
  (c) invest more than 5% of its assets at the time of purchase in the secu-rities of companies that have (with predecessors) a continuous operat-ing history of less than 3 years;
  (d) invest more than 25% of its assets in companies within a single indus-try; however, there are no limitations on investments made in instru-ments issued or guaranteed by the U.S. Government and its agencies when the Portfolio adopts a temporary defensive position;
  (e) make loans except (i) by purchasing bonds, debentures or similar obli-gations which are publicly distributed, (including repurchase agree-ments provided, however, that repurchase agreements maturing in more than seven days, together with securities which are not readily mar-ketable, will not exceed 15% of the Portfolio's total assets), and
      (ii) by lending its portfolio securities to banks, brokers, dealers and other financial insti-tutions so long as such loans are not inconsistent with the 1940 Act and the Rules and Regulations or interpretations of the SEC thereun-der;
  (f) (i) borrow, except from banks and as a temporary measure for extraor-dinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Portfolio's gross assets valued at the lower of market or cost, and (ii) a Portfolio may not purchase additional securities when borrowings exceed 5% of total assets; or
  (g) pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value.

  The investment objective of the Portfolio is fundamental and may be changed only with the approval of the holders of a majority of the outstanding shares of the Portfolio. Except for limitations (a), (b), (d), (e) and (f)(i), the Portfolio's investment limitations and policies described in this Prospectus and in the SAI are not fundamental and may be changed by the Fund's Board of Trustees upon reasonable notice to investors. All other investment limitations described here and in the SAI are fundamental policies and may be changed only with the approval of the holders of a majority of the outstanding shares of the Portfolio. If a percentage limitation on investment or utilization of as-sets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Portfolio's assets will not be considered a violation of the restric-tion.

                              PURCHASE OF SHARES

  Shares of the Portfolio are offered through UAM Fund Distributors, Inc. (the "Distributor"), without a sales commission at the net asset value per share next determined after an order is received by the Portfolio and payment is re-ceived by the Fund or a designated Service Agent. (See "VALUATION OF SHARES.") The minimum initial investment required is $2,500. The minimum initial invest-ment for IRA accounts is $500. The minimum initial investment for spousal IRA accounts is $250. Certain exceptions may be permitted by the officers of the Fund.

  Shares of the Portfolio may be purchased by customers of brokers-dealers or other financial intermediaries ("Service Agents") which have established a shareholder servicing relationship with the Fund on behalf of their customers. Service Agents may impose additional or different conditions on purchases or redemptions of Portfolio shares and may charge transaction or other account fees. Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding additional or different purchase or redemption conditions. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. Amounts paid to Service Agents may include transaction fees and/or service fees paid by the Fund from the Fund assets attributable to the Service Agent, which would not be imposed if shares of the Portfolio were pur-chased directly from the Fund or the Distributor. Service Agents may provide shareholder services to their customers that are not available to a shareholder dealing directly with the Fund. A salesperson and any other person entitled to receive compensation for selling or servicing Portfolio shares may receive different compensation with respect to one particular class of shares over another in the Fund.

  Service Agents, or if applicable, their designees, that have entered into agreements with the Fund or its agent may enter confirmed purchase or redemp-tion orders on behalf of clients and customers, with payment to follow no later than the Portfolio's pricing on the following business day. If payment is not received by the Fund's Sub-Transfer Agent, Chase Global Funds Services Company, by such time, the Service Agent could be held liable for resulting fees or losses. The Portfolio may be deemed to have received a purchase or re-demption order when a Service Agent, or, if applicable, its authorized desig-nee, accepts the order. Orders received by the Fund in proper form will be priced at the Portfolio's net asset value next computed after they are ac-cepted by the Service Agent or its authorized designee. Service Agents are re-sponsible to their customers and the Fund for timely transmission of all sub-scription and redemption requests, investment information, documentation and money.

INITIAL INVESTMENTS

  BY MAIL
  . Complete and sign an Application and mail it, together with a check made payable to "UAM Funds" to:
                                UAM Funds Trust
                           UAM Funds Service Center
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798

  Payment for purchases of shares received by mail will be credited to your account at the net asset value per share of the Portfolio next determined af-ter receipt. Payment need not be converted into Federal Funds (monies credited to the Fund's Custodian Bank by a Federal Reserve Bank) before the Fund will accept it for investment. The Fund will not accept third-party checks to pur-chase shares of the Portfolios. If you purchase shares by check, please be sure that your check is made payable to the "UAM Funds."

  BY WIRE
  . Telephone the UAM Funds Service Center and provide the account name, ad-dress, telephone number, social security or taxpayer identification num-ber, Portfolio selected, amount being wired and the name of the bank wiring the funds. The call must be received prior to the close of regu-lar trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) to receive that day's price. An account number and a wire control number will then be provided to you in addition to wiring in-structions. Next,

  . instruct your bank to wire the specified amount to the Fund's Custodian:
                           The Chase Manhattan Bank
                                ABA #021000021
                                   UAM Funds
                             DDA Acct. #9102772952
                          Ref: Portfolio Name ________
                          Your Account Number ________
                           Your Account Name _________
                          Wire Control Number ________
                  (assigned by the UAM Funds Service Center)
  . Forward a completed Application to the Fund at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the NYSE and the Custodian Bank are open for business.

  . To be sure that a bank wire order is received on the same day it is sent, an investor's bank should wire funds as early in the day as possi-ble. The bank sending funds may charge for this service. The Fund's agent reserves the right to charge investors for receipt of wired funds, but no charge is currently imposed by this service. It is necessary to obtain a new wire control number every time money is wired into an ac-count in the Portfolio. Wire control numbers are effective for one transaction only and cannot be used more than once. Wired money that is not properly identified with a currently effective wire control number will be returned to the bank from which it was wired and will not be credited to the shareholder's account.

ADDITIONAL INVESTMENTS
  Additional investments can be made at any time. The minimum additional in-vestment is $100. Shares can be purchased at net asset value by mailing a check to the UAM Funds Service Center (payable to "UAM Funds") to the above address or by wiring money to the Custodian Bank using the instructions out-lined above. When making additional investments, be sure that the account num-ber, account name and the Portfolio to be purchased are identified on the check or wire. Prior to wiring additional investments, notify the Fund by calling the number on the cover of this Prospectus. Mail orders should in-clude, when possible, the "Invest by Mail" stub which accompanies any Fund confirmation statement.

PURCHASE BY ACH
  If you have made this election, shares of the Portfolio may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should complete the appropriate sections of the Account Application and attach a voided check or deposit slip to the Account Application. This option must be established on your account at least 15 days prior to your initiating an ACH transaction. (See "SHAREHOLDER SERVICES--AUTOMATIC INVESTMENT PLAN.")

OTHER PURCHASE INFORMATION

  Investments received by the close of regular trading on the NYSE (generally 4 p.m. Eastern Time) will be invested at the price calculated after the NYSE closes on that day. Investments received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open.

  The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Fund. The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases can be disruptive to effi-cient portfolio management and, consequently, can be detrimental to the Port-folio's performance and shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may reject in whole or part any purchase request, with respect to such investor's account. Such investors also may be barred from purchasing other Portfolios of the Fund.

  Purchases of shares will be made in full and fractional shares of the Port-folio calculated to three decimal places. Certificates for fractional shares will not be issued. Certificates for whole shares will not be issued except at the written request of the shareholder.

IN-KIND PURCHASES
  If accepted by the Fund, shares of the Portfolio may be purchased in ex-change for securities which are eligible for acquisition by the Portfolio, as described in this Prospectus. Securities to be exchanged which are accepted by the Fund will be valued as detailed under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. Shares issued by a Portfo-lio in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights per-taining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer. Securi-ties acquired through an in-kind purchase will be acquired for investment and not for immediate resale.

  The Fund will not accept securities in exchange for shares of a Portfolio unless:
    . at the time of exchange, such securities are eligible to be in-cluded in the Portfolio (current market quotations must be readily available for such securities);
    . the investor represents and agrees that all securities offered to be exchanged are liquid securities and not subject to any restric-tions upon their sale by the Portfolio under the 1933 Act, or oth-erwise; and

    . the value of any such securities (except U.S. Government securi-ties) being exchanged together with other securities of the same issuer owned by the Portfolio will not exceed 5% of the net assets of the Portfolio immediately after the transaction.

  Investors who are subject to federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of secu-rities or local currency exchanged. Investors interested in such exchanges should contact the Adviser.

                             REDEMPTION OF SHARES

  Shares of the Portfolio may be redeemed by mail or telephone at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemption request. No charge is made for redemptions. Any re-demption may be more or less than the purchase price of the shares depending on the market value of investment securities held by the Portfolio.

BY MAIL
  Address requests for redemption to the UAM Funds Service Center. Requests to redeem shares must include:
    . share certificates, if issued;
    . a letter of instruction or an assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are regis-tered;
    . any required signature guarantees (see "SIGNATURE GUARANTEES"); and . any other necessary legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pen-sion and profit sharing plans and other organizations.

BY TELEPHONE
  A redemption request by telephone requires the following:
    . establish the telephone redemption privilege (and if desired, the wire redemption privilege) by completing appropriate sections of the Application; and
    . call the Fund and instruct that the redemption proceeds be mailed to you or wired to your bank.

  The following tasks cannot be accomplished by telephone:
    . changing the name of the commercial bank or the account designated to receive redemption proceeds (this can be accomplished only by a written request signed by each shareholder, with each signature guaranteed); and
    . redemption of certificated shares by telephone.

  The Fund and its Sub-Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include re-quiring the investor to provide certain personal identification at the time an account is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written in-structions of such transaction requests. The Fund or Sub-Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Fund or the Sub-Transfer Agent do not employ the procedures described above. Neither the Fund nor the Sub-Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by tele-phone that it reasonably believes to be genuine.

SIGNATURE GUARANTEES
  Signature guarantees are required for the following redemptions:
    . redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);
    . redemptions where the proceeds are to be sent to someplace other than the registered address; or
    . share transfer requests.

  Signature guarantees will be accepted from any eligible guarantor institu-tion which participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securi-ties exchanges, registered securities associations, clearing agencies and sav-ings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

OTHER REDEMPTION INFORMATION
  The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the UAM Funds Service Center of a redemption request in proper form. Although the Fund will redeem shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a pe-riod of up to fifteen days after their purchase, pending determination that the check has cleared. Investors should consider purchasing shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds. The Fund may suspend the right of redemption or post-pone the date at times when either the NYSE and Custodian Bank are closed, or under any emergency circumstances determined by the SEC.

  If the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by a Portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

  The Portfolio reserves the right to liquidate any account that is below 50 percent of the required minimum initial investment account for the Portfolio as set forth in the Prospectus, where the reduction in value has occurred due to a redemption or exchange out of the account. If at any time your total in-vestment does not have a value of at least 50 percent of the required minimum initial investment amount, you may be notified that the value of your account is below the Portfolio's minimum account balance requirement. You would then be allowed 60 days to make an additional investment before the account is liq-uidated. Retirement accounts and certain other accounts will not be subject to automatic liquidation. Reductions in value that result solely from market ac-tivity will not trigger an involuntary redemption.

                             SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE
  Institutional Class Shares of the Portfolio may be exchanged for Institu-tional Class Shares of any other UAM Funds Portfolio. (See the list of Portfo-lios of the UAM Funds Institutional Class Shares at the end of this Prospec-tus.) Exchange requests should be made by contacting the UAM Funds Service Center.

  Any exchange will be based on the net asset value of the shares involved. There is no sales commission or charge of any kind for an exchange. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objectives and policies of the Portfolio to be purchased. Call the UAM Funds Service Center for a copy of the Prospectus for the Portfolio(s) in which you are interested. Exchanges can only be made with Portfolios that are qualified for sale in a shareholder's state of residence.

  Exchange requests may be made either by mail or telephone. Telephone ex-changes will be accepted only if the certificates for the shares to be ex-changed have not been issued to the shareholder and if the registration of the two accounts will be identical. Requests for exchanges received prior to the close of regular trading on the NYSE (generally 4:00 p.m. EST) will be proc-essed as of the close of business on the same day. Requests received after the close of regular trading on the NYSE will be processed on the next business day. For additional information regarding responsibility for the authenticity of telephone instructions, see "REDEMPTIONS OF SHARES BY TELEPHONE." The Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. If the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may reject in whole or part any exchange request, with respect to such investor's account. Such investors also may be barred from exchanging into other Portfolios of the Fund.

  An exchange into another UAM Funds Portfolio is a sale of shares and may re-sult in a gain or loss for income tax purposes.

AUTOMATIC INVESTMENT PLAN
  An Automatic Investment Plan permits shareholders of a Portfolio with a min-imum value of $2,500 or more to purchase shares automatically (minimum of $100 per transaction) at regular intervals selected by the shareholder. Provided the shareholder's bank or other financial institution allows automatic with-drawals, shares are purchased by transferring funds via the Automated Clearing House ("ACH"). Investments made through ACH will be automatically transferred from a shareholder's checking, bank money market or NOW account designated by the shareholder. Such withdrawals are made electronically, if the sharehold-er's bank or financial institution so permits, or by pre-authorized checks or drafts drawn on the shareholder's bank or other account. The bank or financial institution must be a member of ACH. At the shareholder's option, the account designated will be debited in the specified amount, and shares will be pur-chased monthly or quarterly.

  To establish an Automatic Investment Plan, a shareholder must complete the appropriate sections of the Account Application. A shareholder may cancel his/her participation or change the amount of purchase at any time by mailing written notification to Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798 and notification generally will be effective three busi-ness days following receipt. The Fund may modify or terminate this privilege at any time, or may charge a service fee, although no such fee currently is contemplated.

SYSTEMATIC WITHDRAWAL PLAN
  Any shareholder whose account balance totals at least $10,000 may establish a Systematic Withdrawal Plan under which an amount pre-determined by the shareholder (but at least $100) is automatically redeemed from the sharehold-er's account either monthly or quarterly. A shareholder may participate in the Systematic Withdrawal Plan by using ACH. Redemptions made through ACH will be automatically transferred to the shareholder's bank or other similar financial institution account or a properly designated third party. The bank or finan-cial institution must be a member of ACH. Redemptions ordinarily are made on the third business day of the month and payments ordinarily will be transmit-ted within five business days after the redemption date. Because the prices of Fund shares fluctuate, the number of shares redeemed to finance systematic withdrawal payments of a given amount will vary from payment to payment. If a shareholder owns shares in more than one Portfolio, the shareholder must des-ignate the Portfolio from which the redemptions under a Systematic Withdrawal Plan should be made. A Systematic Withdrawal

Plan may be terminated or suspended at any time by the Fund. A shareholder may elect at any time, in writing, to terminate participation in the Systematic Withdrawal Plan. Such written election must be sent to and received by the Fund before a termination becomes effective. There is currently no charge to the shareholder for a Systematic Withdrawal Plan.

                              VALUATION OF SHARES

  The net asset value of the Portfolio is determined by dividing the value of the Portfolio's assets less any liabilities by the number of shares outstand-ing. The net asset value per share of the Portfolio is determined as of the close of the NYSE on each day that the NYSE is open for business.

  Equity securities listed on a securities exchange for which market quota-tions are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed secu-rities not traded on the valuation date for which market quotations are read-ily available are valued neither exceeding the current asked prices nor less than the current bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

  Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees determines that amortized cost reflects fair value.

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Trustees.

                           PERFORMANCE CALCULATIONS

  The Portfolio measures performance by calculating yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance.

  Yield refers to the income generated by an investment in the Portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the in-come actually paid to shareholders.

  Total return is the change in value of an investment in the Portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cu-mulative or aggregate total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of re-turn that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  The Portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further de-scribed in the Portfolio's SAI. This information may also be included in sales literature and advertising.

  Since this is a new Portfolio, we can offer no information about past port-folio investment performance. When this information becomes available, you will find it, together with comparisons to appropriate indices, in the Portfo-lio's Annual Report to Shareholders, which may be obtained without charge. To receive an Annual Report, contact the UAM Funds Service Center at the address or telephone number on the cover of this Prospectus.

               DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net invest-ment income (for tax purposes) to shareholders in quarterly dividends. If any net capital gains are realized, the Portfolio will normally distribute them annually.

  All dividends and capital gains distributions will be automatically rein-vested in additional shares of the Portfolio unless the Fund is notified in writing that the shareholder elects to receive distributions in cash.

FEDERAL TAXES
  The Portfolio intends to qualify as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, for federal in-come tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to be exempt generally from federal taxes on income and gains paid to shareholders in the form of dividends. To do this, the Port-folio must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

  Dividends paid by the Portfolio from net investment income, whether in cash or reinvested in shares, are taxable to shareholders as ordinary income. Short-term capital gains will be taxed as ordinary income. Long-term or mid-term capital gains distributions are taxed as long-term and mid-term capital gains, as the case may be. Shareholders will be notified annually of dividend income earned for tax purposes.

  Dividends declared in October, November and December to shareholders of rec-ord in such a month and paid in January of the following year will be treated as if they had been paid by the Fund and received by the shareholders on De-cember 31.

  The Portfolio is required by Federal law to withhold 31% of reportable pay-ments paid to shareholders who have not complied with IRS regulations. In or-der to avoid this withholding requirement, you must certify that your Social Security or Taxpayer Identification Number you have provided is correct and that either you are not currently subject to backup withholding or you are ex-empt from backup withholding. This certification must be made on the Applica-tion or on a separate form supplied by the Fund.

                              INVESTMENT ADVISER

  Cambiar Investors, Inc. is a corporation formed in 1973 and is located at 8400 E. Prentice Avenue, Suite 460, Englewood, CO 80111. The Adviser is a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), a holding company, and provides investment management services to corporations, foundations, endowments, pension and profit-sharing plans, trusts, estates and other institutions and individuals. As of the date of this Prospectus, the Ad-viser had over $1.8 billion in assets under management.

  The investment professionals of the Adviser who are primarily responsible for the day-to-day management of the Portfolio and a description of their business experience during the past five years are as follows:

MICHAEL S. BARISH, CFA
  Cambiar Investors, Inc.; President and Founder since 1973; Portfolio Man-ager

DARREL J. HERSHEY
  Cambiar Investors, Inc.; Senior Vice President and Portfolio
  Manager/Analyst since 1985

KATHLEEN M. MCCARTY, CFA
  Cambiar Investors, Inc.; Senior Vice President and Portfolio Manager since
  1987

MICHAEL J. GARDNER, CFA
  Cambiar Investors, Inc.; Vice President Portfolio Manager since 1995 Simmons & Company; Equity Research Analyst (1991-1995)

BRIAN M. BARISH, CFA
  Cambiar Investors, Inc.; Vice President and Portfolio Manager since 1997 Lazard Freres & Co. LLC; Vice President, Director of Emerging Markets Re-search (1993-1997)
  Bear Stearns; Analyst (1992-1993)

MARIA L. CAPECE, CFA

  Cambiar Investors, Inc.; Investment Analyst since 1997

  Eaton Vance Management; Investment Analyst (1992-1997)

  Pursuant to an Investment Advisory Agreement with the Portfolio dated
June 18, 1998, the Adviser manages the investment and reinvestment of the as-sets of the Portfolio. The Adviser must adhere to the stated investment objec-tive and policies of the Portfolio and is subject to the control and supervi-sion of the Fund's Board of Trustees.

  The Portfolio pays an annual fee, in monthly installments, calculated by ap-plying the following annual percentage rate to the Portfolio's average daily net assets for the month:

                                                                           RATE
                                                                           ----
   Cambiar Opportunity Portfolio.......................................... 1.00%

  The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio to keep the Portfo-lio's total annual operating expenses from exceeding 1.30% of its average daily net assets.

  The Adviser may compensate its affiliated companies for referring investors to the Portfolio. The Distributor, UAM, the Adviser, or any of their affili-ates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services per-formed with respect to the Fund, a Portfolio or any Class of Shares of the Portfolio. Payments made for any of these purposes may be made from the paying entity's revenues, its profits or any other source available to it. When in effect, such service arrangements are made generally available to all quali-fied service providers.

  The Distributor, the Adviser, and certain of their affiliates also partici-pate, at the date of this Prospectus, in an arrangement with Smith Barney Inc. under which Smith Barney provides certain defined contribution plan marketing and shareholder services of its Consulting Group and receives 0.15 of 1% of the daily net asset value of Institutional Class Shares held by Smith Barney's eligible customer accounts in addition to amounts payable to all selling deal-ers. The Fund also compensates Smith Barney for services it provides to cer-tain defined contribution plan shareholders that are not otherwise provided by UAMFSI.

                       ADVISER'S HISTORICAL PERFORMANCE

  Set forth below are certain performance data provided by the Adviser relat-ing to the composite of separately managed accounts of clients of the Adviser. These accounts have the same investment objective as the Portfolio, and were managed using substantially similar, though not in all cases identical, in-vestment strategies, techniques and policies as those contemplated for use by the Adviser in managing the Portfolio. The performance data for the managed accounts is net of all fees and expenses. The investment returns of the Port-folio may differ from those of the separately managed accounts because such separately managed accounts may have fees and expenses that differ from those of the Portfolio. Further, the sepa-rately managed accounts are not subject to investment limitations, diversifi-cation requirements, and other restrictions imposed by the 1940 Act and Inter-nal Revenue Code; such conditions, if applicable, may have lowered the returns for the separately managed accounts. The results presented are not intended to predict or suggest the return to be experienced by the Portfolio or the return an investor might achieve by investing in the Portfolio.

                 CAMBIAR INVESTORS, INC. -- COMPOSITE RETURNS
                    FOR INDIVIDUAL YEARS ENDED DECEMBER 31
                  (PERCENTAGE RETURNS NET OF MANAGEMENT FEES)

                                                         CAMBIAR      S&P 500
CALENDAR YEARS                                       INVESTORS, INC.   INDEX
--------------                                       --------------- ----------
1975................................................       34.80%       37.20 %
1976................................................       32.40%       23.80 %
1977................................................       14.40%       (7.20)%
1978................................................       22.50%        6.60 %
1979................................................       24.00%       18.40 %
1980................................................       25.50%       32.40 %
1981................................................        9.80%       (4.90)%
1982................................................       33.30%       21.60 %
1983................................................       22.60%       22.40 %
1984................................................        2.90%        6.10 %
1985................................................       29.30%       31.57 %
1986................................................       23.67%       18.21 %
1987................................................        6.10%        5.17 %
1988................................................       17.11%       16.50 %
1989................................................       23.23%       31.43 %
1990................................................        2.83%       (3.19)%
1991................................................       31.51%       30.55 %
1992................................................        9.56%        7.68 %
1993................................................       13.66%       10.00 %
1994................................................        1.00%        1.33 %
1995................................................       33.54%       37.50 %
1996................................................       23.92%       23.25 %
1997................................................       33.65%       33.36 %
Cumulative (1/1/75-12/31/97)........................    6,519.30%    3,299.40 %
1-year period ended 12/31/97 (average annual).......       33.60%       33.40 %
5-year period ended 12/31/97 (average annual).......       20.50%       20.30 %
10-year period ended 12/31/97 (average annual)......       18.40%       18.10 %
23-Year Mean (1/1/75-12/31/97)......................       20.50%       17.40 %
Value of $1 invested during (1/1/75-12/31/97).......      $65.19       $32.99

-----------
Notes:

1. The annualized return is calculated from monthly data, allowing for com-pounding. This methodology of calculating returns is different than the SEC Standard, which may produce different results.
2. The cumulative return means that $1 invested in the account on January 1, 1975 had grown to $65.19 by December 31, 1997.
3. The 23-year mean is the arithmetic average of the annual returns for the calendar years listed.
4. The S&P 500 Index is an unmanaged index which assumes reinvestment of divi-dends and is generally considered representative of securities similar to those invested in by the Adviser for the purpose of the composite perfor-mance numbers set forth above.
5. During the period shown (1/1/75-12/31/97), fees on the Adviser's individual accounts ranged from 0.25% to 2.0% (25 basis points to 200 basis points). The Adviser's returns presented above are net of the maximum fee of 2.0%. Net returns to investors vary depending on the management fee.

                            ADMINISTRATIVE SERVICES

  UAM Fund Services, Inc. ("UAMFSI"), a wholly-owned subsidiary of UAM, is re-sponsible for performing and overseeing administrative, fund accounting, divi-dend disbursing and transfer agent services provided to the Fund and its Port-folios. UAMFSI's principal office is located at 211 Congress Street, Boston, MA 02110. UAMFSI has subcontracted some of these services to Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, by a Mutual Funds Service Agreement dated June 30, 1997. CGFSC is located at 73 Tremont Street, Boston, MA 02108.

  The Portfolio pays UAMFSI a two part monthly fee: a Portfolio specific fee which is retained by UAMFSI and a sub-administration fee which UAMFSI in turn pays to CGFSC. The Portfolio specific fee is the following annual percentage of aggregate net assets:

                                                                          ANNUAL
                                                                           RATE
                                                                          ------
   Cambiar Opportunity Portfolio.........................................  0.04%

  CGFSC's monthly fee for its services is calculated on an annualized basis as follows:
  0.19 of 1% of the first $200 million of combined UAM Fund assets;
  0.11 of 1% of the next $800 million of combined UAM Fund assets;
  0.07 of 1% of combined UAM Fund assets in excess of $1 billion but less than $3 billion;
  0.05 of 1% of combined UAM Fund assets in excess of $3 billion.

  Fees are allocated among each of the Portfolios on the basis of their rela-tive assets and are subject to a graduated minimum fee schedule per Portfolio, which starts at $2,000 per month and increases to $70,000 annually after two years. If a separate class of shares is added to a Portfolio, its minimum annual fee increases by $20,000.

                                  DISTRIBUTOR

  UAM Fund Distributors, Inc., a wholly-owned subsidiary of UAM, with its principal office located at 211 Congress Street, Boston, MA 02110, distributes shares of the Fund. Under the Distribution Agreement (the "Agreement"), the Distributor, as agent of the Fund, agrees to use its best efforts as sole dis-tributor of Fund shares. The Distributor does not receive any fee or other compensation under the Agreement with respect to the Cambiar Opportunity Port-folio Institutional Class Shares offered in this Prospectus. The Agreement continues in effect so long as it is approved at least annually by the Fund's Board of Trustees. Those approving the Agreement must include a majority of Trustees who are neither parties to the Agreement nor interested persons of any such party. The Agreement provides that the Fund will bear costs of regis-tration of its shares with the SEC and various states as well as the printing of its prospectuses, its SAIs and its reports to shareholders.

                            PORTFOLIO TRANSACTIONS

  The Advisory Agreements authorize the Adviser to select the brokers or deal-ers that will execute the purchases and sales of investment securities for the Portfolios. The Agreements direct the Adviser to use its best efforts to ob-tain the best available price and most favorable execution for all transac-tions of the Portfolios. The Adviser may, however, consistent with the inter-ests of the Portfolio, select brokers on the basis of research, statistical and pricing services they or their affiliates provide to the Portfolio in ad-dition to required broker services. Such brokers may be paid a higher commis-sion than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser de-termines in good faith that the commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolios and the Adviser's other clients.

  Although not a typical practice, the Adviser may place portfolio orders with qualified broker-dealers who refer clients to the Adviser.

  If a purchase or sale of securities is consistent with the investment poli-cies of a Portfolio and one or more other clients served by the Adviser is considering a purchase at or about the same time, transactions in such securi-ties will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for al-locating such transactions, allocations are subject to periodic review by the Fund's Trustees.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS
  The Fund was organized as a Delaware business trust on May 18, 1994 under the name "The Regis Fund II." On October 31, 1995, the name of the Fund was changed to "UAM Funds Trust." The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial inter-est, without par value. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without fur-ther action by shareholders.

  At its discretion, the Board of Trustees may create additional Portfolios and classes of shares. The shares of the Portfolio are fully paid and nonas-sessable, have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. They have noncumulative vot-ing rights, which means that holders of more than 50% of shares voting for the election of Trustees can elect 100% of the Trustees. A shareholder is entitled to one vote for each full share held (and a fractional vote for each frac-tional share held), then standing in his name on the books of the Fund.

  In addition to the Institutional Class Shares offered by this Prospectus, the Board of Trustees of the Fund has authorized Institutional Service Class Shares and Advisor Class Shares, which are not currently being offered by this Portfolio.

  Annual meetings will not be held except as required by the 1940 Act and other applicable laws. The Fund has undertaken that its Trustees will call a meeting of shareholders if such a meeting is requested in writing by the hold-ers of not less than 10% of the outstanding shares of the Fund. The Fund will assist shareholder communications in such matters to the extent required by the undertaking.

CUSTODIAN
  The Chase Manhattan Bank serves as Custodian of the Portfolio's assets.

INDEPENDENT ACCOUNTANTS
  Price Waterhouse LLP serves as the independent accountants for the Fund.

REPORTS
  Shareholders receive unaudited semi-annual financial statements and annual financial statements audited by Price Waterhouse LLP.

SHAREHOLDER INQUIRIES
  Shareholder inquiries may be made by contacting the UAM Funds Service Center at the telephone number or address listed on the cover of this Prospectus.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRE-SENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF AD-DITIONAL INFORMATION, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTI-TUTE AN OFFERING BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                    UAM FUNDS -- INSTITUTIONAL CLASS SHARES
Acadian Emerging Markets Portfolio
Acadian International Equity Portfolio
BHM&S Total Return Bond Portfolio
Cambiar Opportunity Portfolio
Chicago Asset Management Intermediate Bond Portfolio
Chicago Asset Management Value/Contrarian Portfolio
C&B Balanced Portfolio
C&B Equity Portfolio
C&B Equity Portfolio for Taxable Investors
C&B Mid Cap Equity Portfolio
DSI Balanced Portfolio
DSI Disciplined Value Portfolio
DSI Limited Maturity Bond Portfolio
DSI Money Market Portfolio
FMA Small Company Portfolio
FPA Crescent Portfolio

Hanson Equity Portfolio

Heitman Real Estate Portfolio
ICM Equity Portfolio
ICM Fixed Income Portfolio
ICM Small Company Portfolio

Jacobs International Octagon Portfolio
McKee Domestic Equity Portfolio
McKee International Equity Portfolio
McKee Small Cap Equity Portfolio
McKee U.S. Government Portfolio
MJI International Equity Portfolio
NWQ Balanced Portfolio
NWQ Value Equity Portfolio
NWQ Small Cap Portfolio
NWQ Special Equity Portfolio
Rice, Hall, James Small Cap Portfolio
Rice, Hall, James Small/Mid Cap Portfolio
Sirach Bond Portfolio
Sirach Equity Portfolio
Sirach Growth Portfolio
Sirach Special Equity Portfolio
Sirach Strategic Balanced Portfolio
Sterling Partners' Balanced Portfolio
Sterling Partners' Equity Portfolio
Sterling Partners' Small Cap Value Portfolio
SAMI Preferred Stock Income Portfolio
TS&W Balanced Portfolio
TS&W Equity Portfolio
TS&W Fixed Income Portfolio
TS&W International Equity Portfolio

                     APPLICATION INSTITUTIONAL CLASS SHARES
UAM FUNDS
REGULAR MAIL: UAM Funds P.O. Box 2798 Boston, MA 02208-2798

Express Mail: UAM Funds 73 Tremont Street, 9th Floor Boston, MA 02108-3913

             FOR HELP WITH THIS APPLICATION, OR FOR MORE
                INFORMATION, CALL US TOLL FREE: 1-800-638-7983.

                   Distributed by UAM Fund Distributors, Inc.

 1 YOUR ACCOUNT REGISTRATION (Check one box.)
[_]    Individual or Joint Account
   --------------------------------------------------------------------------
   Owner's Name: First, Initial, Last

                        -     -
                   ------------------
                   Owner's Social Security Number

   --------------------------------------------------------------------------
   Joint Owner's Name: First, Initial, Last
                        -     -
                   ----------------------------------------------------------
                   Joint Owner's Social Security Number

   Joint accounts will be registered joint tenants with right of survivorship unless otherwise indicated.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
[_] Trust         [_] Exempt         [_] Non-Exempt         [_] Qualified Plan

   --------------------------------------------------------------------------
   Trustee(s)' Name

   --------------------------------------------------------------------------

   Name of Trust Agreement

   --------------------------------------------------------------------------
   Beneficiary's Name

     -
   --------------------------------------------------------------------------
   Taxpayer's ID                     Date of Trust Agreement

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
[_] Custodial/Gift to Minors

   --------------------------------------------------------------------------

   Custodian's Name: First, Initial, Last

   --------------------------------------------------------------------------

   Minor's Name: First, Initial, Last
   --------------------------------------------------------------------------

   Minor's Social Security Number
   --------------------------------------------------------------------------

   Minor's State of residence
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
[_] *Corporation, Partnership or Other Entity

   Type:   [_]  Corp.   [_]   Partnership   [_] Other
   --------------------------------------------------------------------------
   Name of Corp. or Other Entity

     -               [_] Exempt                                  [_] Non-Exempt
   ---------------
   Taxpayer ID Number
   * Please enclose a corporate resolution which identifies individuals authorized to conduct transactions in this account.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 2 ADDRESS

   --------------------------------------------------------------------------
   Street or P.O. Box Number

   --------------------------------------------------------------------------
   City                                     State                   Zip Code

   (      )                                          (      )
   ----------------------------------------------    ------------------------
   Daytime Phone                                     Evening Phone

   Citizenship:  [_] U.S.     [_] Resident-       [_] Non-       _______________
                                  Alien               Resident   Specify Country
                                                      Alien

 3 INVESTMENT

Fill in the name of the Portfolio EXACTLY AS IT APPEARS ON THE FRONT OF THE PROSPECTUS.
                        Fund Code
_______________________ _________   $______
_______________________ _________   $______
                  TOTAL             $______

 4 METHOD OF PAYMENT

 A.[_] Check (payable to UAM Funds) An Account No. will be assigned.
 B.[_] This application confirms my prior wire purchase on (date): _____________ I was assigned the following wire reference control number:____________________

 5 DIVIDEND & CAPITAL GAINS
   Unless otherwise instructed, all distributions will be reinvested in additional shares.

   All dividends are to be        [_] reinvested [_] paid in cash
   All capital gains are to be    [_] reinvested [_] paid in cash
--------------------------------------------------------------------------------
 6 ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
Owner's Occupation Owner's Date of Birth

--------------------------------------------------------------------------------
Employer's Name

--------------------------------------------------------------------------------
Employer's Address

--------------------------------------------------------------------------------
Joint Owner's Occupation                           Joint Owner's Date of Birth

--------------------------------------------------------------------------------
Joint Owner's Employer's Name

--------------------------------------------------------------------------------
Joint Owner's Employer's Address

 7  BROKER-DEALER/FINANCIAL PLANNER INFORMATION

___________________________________    _________________________________________
Dealer Name                            Address of office
(as it appears on                      servicing
 Selling Group                         account
 Agreement)


                                       _________________________________________
___________________________________    City                    State     Zip
Address of home      Code
 office


                                       _________________________________________
___________________________________    Representative's Name, Number, Branch
City     State  Zip Code               Number


___________________________________    _________________________________________
Authorized signature of dealer         Representative's telephone number


----------------
  For Internal
    Use Only

 Source: ______
 Code: ________
----------------

 8 INTERESTED PARTY:

In addition to the account statement sent to your registered address, you may also have a Monthly Consolidated Statement Mailed to up to ten (10) interested parties (tax adviser, 401(k) Plan Administrator, Financial Planner, etc.). Please add a sheet with additional interested party names and addresses.

----------------------------------------  --------------------------------------
                   Name                           Firm Name (if applicable)

--------------------------------------------------
                        Address

----------------------------------------      --------      --------------------
                        City                   State               Zip Code

 9 AUTOMATIC INVESTMENT PLAN (AIP)

An account balance of at least $2,500 is required.

I hereby authorize and direct the agent to draw on my (our) bank account on a periodic basis, as indicated in section 11, for investment in my (our) account. Attached is a voided check of the bank account I/we wish to use (Initial investments may not be made through the Automatic Investment Plan.) Please note this privilege will be effective 15 days after UAM Funds receives this application. If no date is chosen below, your bank account will be debited on the 15th of the month.

PREFERRED INVESTMENT SCHEDULE (PLEASE CHECK ONE):

[_] Monthly  [_] Quarterly  [_] Semi-Annually  [_] Annually

Begin investment on (Enter month/year):

Debit My (Our) Bank Account and Invest as Follows ($100 Minimum Per Account):

                                                                 $
 -------------------------------------------------------------------------------
 Fund                                                              Amount

                                                                 $
 -------------------------------------------------------------------------------
 Fund                                                              Amount

                                                                 $
 -------------------------------------------------------------------------------
 Fund                                                              Amount

--------------------------------------------------------------------------------
               Please be sure to complete the back of this form.
--------------------------------------------------------------------------------

                                                        UAM Funds Service Center

 10 SYSTEMATIC WITHDRAWAL PLAN (SWP)

An account balance of at least $10,000 is required.

PREFERRED WITHDRAWAL SCHEDULE:
[_] Monthly     [_]     Quarterly  [_]     Semi-Annually      [_] Annually

                                                           [_] 1st or [_] 15th
--------------------------------------------------------------------------------
 begin withdrawals on (enter month/year)          day of month

 I ELECT TO RECEIVE A PERIODIC
 PAYMENT OF ($100 MINIMUM PER
 ACCOUNT):

                                                               $
 -------------------------------------------------------------------------------
 Fund                                                          Amount

                                                               $
 -------------------------------------------------------------------------------
 Fund                                                          Amount

                                                               $
 -------------------------------------------------------------------------------
 Fund                                                          Amount

 11 BANK INFORMATION

FOR ACH, WIRE REDEMPTIONS, AIP AND SWP

Your bank account information must be on file in order to exercise telephone investment privileges. The account name(s) below must match exactly at least one name in section 1. A blank, voided check is necessary to provide account and bank routing information and must accompany this application.

--------------------------------------------------------------------------------
 NAME OF BANK           ABA number

                                             [_] checking  [_] savings
--------------------------------------------------------------------------------
 ACCOUNT NUMBER                                                 ACCOUNT TYPE

 -------------------------------------------------------------------------------
 bank address city state zip code
 Return the following to the address
 below:
  1. This completed application.
  2. Voided bank check or deposit slip if applicable.
  3. One check made payable to:
      UAM Funds
  Send to: UAM Funds
           P.O. Box 2798
           Boston MA 02208-2798

 12 TELEPHONE REDEMPTION AND EXCHANGE


I/We authorize Chase Global Funds Services Company to honor any request(s) believed to be authentic for the following:
[_] Telephone Exchange                 [_] Telephone Redemption
 [_] a. Mail proceeds to name and address in which account is registered.
 [_] b. Wire redemption proceeds to bank indicated below.

                A VOIDED CHECK OR DEPOSIT SLIP MUST BE ATTACHED.

------------------------------------------ -------------------------------------
 Bank Name

--------------------------------------------------------------------------------
 Bank Address
                                       (      )
 ----------------------------          -----------------------------------------
 Account Number                        Bank Phone

 -------------------------------------------------------------------------------
 Name(s) in which Account is Registered

 -------------------------------------------------------------------------------
 Bank Transit Routing Number (ABA #)

 13 SIGNATURE(S)
  . I/We have full authority and legal capacity to purchase Fund shares.
  . I/We have received the current Prospectus of the Portfolio(s) and agree to be bound by its (their) terms.


  . UNDER PENALTY OF PERJURY, I/WE ALSO CERTIFY THAT --

  A. THE NUMBER SHOWN ON THIS FORM IS A CORRECT TAXPAYER ID NUMBER OR SOCIAL SECURITY NUMBER.

  B. I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE (I) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (II) THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. (CROSS OUT ITEM "B" IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDERREPORTING INTEREST OR DIVIDENDS ON YOUR TAX RETURN.)

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

------------------------------------------------------------   -----------------
Signature (Owner, Trustee, etc.)                               Date

------------------------------------------------------------   -----------------
Signature (Joint Owner, Co-trustee, etc.)                      Date

-------------------------------------------------------------------------------
                           APPLICATION INSTRUCTIONS
-------------------------------------------------------------------------------
 IF YOU NEED ASSISTANCE, A REPRESENTATIVE OF UAM FUNDS WILL BE PLEASED TO HELP
                 YOU. OUR TOLL-FREE NUMBER IS 1-800-638-7983.
-------------------------------------------------------------------------------

   NEW ACCOUNT APPLICATION. An account can be registered as only one of the
   -----------------------
   following:


 . individual       Supply the Social Security Number of the registered account
 . joint tenants    owner who is to be taxed.

 . Custodial/Gift   Supply minor's Social Security Number.
  to Minor

 . a trust          Supply the Taxpayer Identification Number of the legal entity
 . a corporation,   or organization that will report income and/or capital gains.
  partnership,
  organization,
  fiduciary

Please check the box that corresponds with the type of account you are opening and fill in the required information exactly as you wish it to appear on the account.

Redemption Authorizations. Corporations, other organizations, trusts and fidu-ciaries will be required to furnish additional paperwork to authorize redemp-tions. Call a representative of UAM Funds at 1-800-638-7983 for more informa-tion.


   Your Mailing Address. Please be sure to provide us with the address at
   --------------------
   which you wish to receive your mail.


   Your Investment. Please be sure to indicate the total amount invested. For
   ---------------
   more than two investments, please attach a separate sheet or an additional application.


   Establishing Your Account.
   -------------------------
   A. Section 4A lets you open your account by check. Your check(s) should be made payable to UAM Funds. Be sure to enclose your check(s) with this ap-plication.

   B. If you are confirming a new Fund purchase previously made by wire, be sure to fill in Section 4B and provide the wire reference control number you were assigned at the time of this purchase. A completed application must follow all wire purchases.

   All applications are subject to acceptance by UAM Funds.


   Receiving Your Dividends and Capital Gains . Check the distribution option you prefer. If you do not select an option, all dividends and capital gains will be reinvested in your account.


   Employment Information. It is required by the National Association of Se-
   ----------------------
   curities Dealers, Inc. to request this information.

   Interested Party/Broker-Dealer. In addition to the account statement sent to your registered address, you may also have a monthly consolidated statement mailed to up to ten (10) interested parties. You may add a sheet with additional interested party names and addresses. This section should also be completed if you are investing through a Broker-Dealer.

                                 --IMPORTANT--

   REGULAR MAIL: UAM Funds
                 P.O. Box 2798
                 Boston, MA 02208-2798

   EXPRESS MAIL: UAM Funds
                 73 Tremont Street, 9th Floor
                 Boston, MA 02108-3913

   MORE QUESTIONS? Call a representative of UAM Funds at 1-800-638-7983.


   Telephone Redemption and Exchange. Telephone redemption proceeds mailed to a shareholder will be sent only to the address listed on the account. The Funds' bank wire feature is available for redeeming out of your Fund ac-count to your bank account. Be sure to check with your bank for proper wiring instructions. The Funds require the transit/routing number of your bank or its correspondent if your bank is unable to receive wires direct-ly. Please complete Section 6 to add the bank wire feature.

   Telephone exchanges may be made only if a Fund holds all share certifi-cates and if the registration of the two accounts will be identical.


   Your Signature(s). Please be sure to sign this application. If the account
   -----------------
   is registered in the name of:

   .an individual, the individual should sign

   .joint tenants, both should sign

   .a trust or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity)

   .a corporation or other organization, an officer should sign (please indi-cate corporate office or title)

  UAM Funds Service Center
  c/o Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798
  1-800-638-7983

  Investment Adviser
  Cambiar Investors, Inc.
  8400 E. Prentice Avenue
  Suite 460
  Englewood, CO 80111
  (303) 793-3939

  Distributor
  UAM Fund Distributors, Inc.
  211 Congress Street
  Boston, MA 02110




  PROSPECTUS

  April 8, 1998, as amended June 30, 1998